ProShares Ultra PLTR Investment Risks - ProShares Ultra PLTR	May 31, 2025
Prospectus [Line Items]
Risk [Text Block]	Principal Risks
Single Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●PLTR Investing Risk – The Fund’s performance depends on the performance of PLTR. The price of PLTR can be affected by a number of factors. Fund’s performance depends on the performance of PLTR. The price of PLTR can be affected by a number of factors. For example, Palantir Technologies Inc., until recent quarters, has historically incurred net losses and may not sustain profitability as operating expenses are expected to increase. Palantir Technologies Inc. may not be able to sustain its revenue growth, and its sales cycles are often long, unpredictable, and require significant time and effort. A limited number of customers account for a substantial portion of Palantir Technologies Inc.’s revenue, and fluctuations in demand or seasonality may cause fluctuations in financial results. Palantir Technologies Inc.’s platforms are complex, may require lengthy implementation, and must operate with third-party products and services. The company faces intense competition and may struggle to retain or attract qualified personnel, scale its sales and marketing efforts, or maintain its brand, culture, and reputation. PLTR’s performance may also be affected by reputational risks, including unfavorable media coverage, ethical considerations that limit customer engagement, or issues arising from exclusive arrangements with customers or partners. Additionally, Palantir Technologies Inc.’s reliance on third-party computing infrastructure and exposure to cybersecurity threats, including breaches of its own systems, customer systems, or third-party providers, may disrupt operations or compromise data. Palantir Technologies Inc. may not successfully develop or deploy new technologies, including those incorporating artificial intelligence, and may face reputational, legal, or regulatory risks related to their use. The company may fail to adequately obtain, protect, or enforce its intellectual property rights and may be subject to intellectual property claims. Real or perceived defects, bugs, or failures in its platforms could result in customer dissatisfaction, reputational harm, or liability. Palantir Technologies Inc. is subject to complex and evolving U.S. and international laws and regulations, including those related to privacy, data protection, and technology use. Its international operations expose it to additional legal, regulatory, and geopolitical risks. Palantir Technologies Inc. may face unfavorable outcomes in legal, regulatory, or administrative proceedings. The company’s business is also exposed to risks related to government contracting, including changes in fiscal policy, delays in contract awards, or reductions in government budgets. Many of its contracts may be terminated for convenience, and the company may not realize the full deal value of its agreements. There is no guarantee that Palantir Technologies Inc.’s share repurchase program will enhance shareholder value. Additionally, Palantir Technologies Inc.’s multi-class share structure and governance arrangements concentrate voting power with its founders and their affiliates, which may limit the influence of other shareholders. Any of these factors may materially and adversely impact the price of PLTR, increase the volatility of an investment in PLTR and have a negative impact on the performance of the Fund.
PLTR Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fund's performance depends on the performance of PLTR. The price of PLTR can be affected by a number of factors. For example, Palantir Technologies Inc., until recent quarters, has historically incurred net losses and may not sustain profitability as operating expenses are expected to increase. Palantir Technologies Inc. may not be able to sustain its revenue growth, and its sales cycles are often long, unpredictable, and require significant time and effort. A limited number of customers account for a substantial portion of Palantir Technologies Inc.'s revenue, and fluctuations in demand or seasonality may cause fluctuations in financial results. Palantir Technologies Inc.'s platforms are complex, may require lengthy implementation, and must operate with third-party products and services.

  The company faces intense competition and may struggle to retain or attract qualified personnel, scale its sales and marketing efforts, or maintain its brand, culture, and reputation. PLTR's performance may also be affected by reputational risks, including unfavorable media coverage, ethical considerations that limit customer engagement, or issues arising from exclusive arrangements with customers or partners. Additionally, Palantir Technologies Inc.'s reliance on third-party computing infrastructure and exposure to cybersecurity threats, including breaches of its own systems, customer systems, or third-party providers, may disrupt operations or compromise data.
  Palantir Technologies Inc. may not successfully develop or deploy new technologies, including those incorporating artificial intelligence, and may face reputational, legal, or regulatory risks related to their use. The company may fail to adequately obtain, protect, or enforce its intellectual property rights and may be subject to intellectual property claims. Real or perceived defects, bugs, or failures in its platforms could result in customer dissatisfaction, reputational harm, or liability. Palantir Technologies Inc. is subject to complex and evolving U.S. and international laws and regulations, including those related to privacy, data protection, and technology use. Its international operations expose it to additional legal, regulatory, and geopolitical risks.
  Palantir Technologies Inc. may face unfavorable outcomes in legal, regulatory, or administrative proceedings. The company's business is also exposed to risks related to government contracting, including changes in fiscal policy, delays in contract awards, or reductions in government budgets. Many of its contracts may be terminated for convenience, and the company may not realize the full deal value of its agreements. There is no guarantee that Palantir Technologies Inc.'s share repurchase program will enhance shareholder value. Additionally, Palantir Technologies Inc.'s multi-class share structure and governance arrangements concentrate voting power with its founders and their affiliates, which may limit the influence of other shareholders.

Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Leverage Risk — The Fund uses leverage and will lose more money when the value of PLTR falls than a similar fund that does not use leverage. The use of such leverage increases the risk of a total loss of your investment. If PLTR approaches a 50% loss at any point in the day, you could lose your entire investment. Such losses are more likely in PLTR than in other more diversified investments. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage may be significant, will lower your returns, and may cause the Fund to lose money even if the value of PLTR rises.
Holding Period Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of PLTR’s returns and PLTR’s volatility (how much the value of PLTR moves up and down from day-to-day) on your holding period return. PLTR’s volatility has a negative impact on Fund returns. During periods of higher volatility, PLTR’s volatility may affect the Fund’s returns as much as or more than the return of PLTR. The following table illustrates the impact of PLTR’s volatility and PLTR’s return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance. In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller PLTR price gains or losses and higher volatility in price of PLTR. Your return will tend to be better than the Daily Target when there are larger PLTR price gains or losses and lower volatility in the price of PLTR. You may lose money when the return on PLTR is flat (i.e., close to zero) and you may lose money when the price of PLTR falls. The table uses hypothetical annualized volatility in the price of PLTR and return on PLTR to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical return on PLTR for a one-year period. Each column corresponds to a level of hypothetical annualized volatility of PLTR. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual returns on PLTR return were -20%. However, as the table shows, with a one-year return on PLTR of -20% and an annualized volatility in the price of PLTR of 50%, the Fund could be expected to return -50.2%.Estimated Fund ReturnsPLTR PerformanceOne Year Volatility RateOneYearPLTRTwo times(2x) theOne YearPLTR10%25%50%75%100%-60%-120%-84.2%-85.0%-87.5%-90.9%-94.1%-50%-100%-75.2%-76.5%-80.5%-85.8%-90.8%-40%-80%-64.4%-66.2%-72.0%-79.5%-86.8%-30%-60%-51.5%-54.0%-61.8%-72.1%-82.0%-20%-40%-36.6%-39.9%-50.2%-63.5%-76.5%-10%-20%-19.8%-23.9%-36.9%-53.8%-70.2%0%0%-1.0%-6.1%-22.1%-43.0%-63.2%10%20%19.8%13.7%-5.8%-31.1%-55.5%20%40%42.6%35.3%12.1%-18.0%-47.0%30%60%67.3%58.8%31.6%-3.7%-37.8%40%80%94.0%84.1%52.6%11.7%-27.9%50%100%122.8%111.4%75.2%28.2%-17.2%60%120%153.5%140.5%99.4%45.9%-5.8%Assumes: (a) no dividends paid with respect to PLTR; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. The borrowing/lending rates to obtain leveraged exposure are expected to be significant. If these were included the Fund’s performance would be different from, and in some instances significantly lower than, that shown.PLTR’s annualized historical volatility rate for the period from September 30, 2020 through May 31, 2025 was 72.72%. The highest May to May volatility rate during the period was 70.86% (May 31, 2025). The annualized total return performance for the period was 86.56%. Historical volatility and performance of PLTR are not indications of what PLTR’s volatility and performance will be in the future. For more information, including additional graphs and charts demonstrating the effects of PLTR’s volatility and return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the price of PLTR. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In particular, the high financing costs associated with the Fund’s leveraged exposure to PLTR is expected to have a significant negative impact on the Fund’s performance. In addition, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to PLTR that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. Any costs associated with using derivatives will reduce the Fund’s return. These costs are expected to be significant.If the Fund’s ability to obtain exposure to PLTR consistent with its investment objective is disrupted for any reason, including for example, limited liquidity in the secondary market, a disruption in the secondary market, or as a result of margin requirements or capacity limits imposed by the Fund’s counterparties, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Advisor intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain leveraged exposure to PLTR will cause the Fund’s performance to deviate from its investment objective. Any costs associated with using derivatives will reduce the Fund’s return.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, the terms of the agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund, including intraday (for example, if PLTR has a dramatic intraday move that causes a material decline in the Fund’s net assets). Such terminations may be more likely when the underlying asset is highly volatile and concentrated like PLTR. If an agreement is terminated, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investmentobjective.
Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Equity and Market Risk — Equity markets are volatile, and the value of equity securities like PLTR and other instruments correlated with PLTR may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
Money Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
Concentration-Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Industry Concentration Risk — The Fund’s investment exposure is concentrated in the industry in which PLTR operates. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across issuers and industries. As of May 31, 2025, PLTR is included in the Software & Services industry group and, consequently, faces many of the same risks as other companies in that industry group..
Software Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	○Software and Services Industry Risk — Companies in this industry may experience: competitive pressures, such as aggressive pricing, technological developments, cyclical market patterns, changing domestic demand, the ability to attract and retain skilled employees, and dependence on intellectual property rights and potential loss or impairment of those rights.
Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Non-Diversification Risk — The Fund has the ability to invest its assets in the securities of a single issuer, (e.g., PLTR) and in financial instruments with a single counterparty or a few counterparties. A decline in the price of PLTR should be expected to result in a significant decline in the price of the Fund. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on a single corporate, political, regulatory, market and economic event as compared to a more diversified portfolio of investments. In addition, the Fund’s exposure to a single counterparty or a few counterparties may increase the risk that the Fund’s performance will decline based on the credit of a single counterparty and that a material decline in the assets of the Fund will result in the termination of any swap agreements.
Intraday Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Intraday Price Performance Risk — The intraday performance of shares of the Fund traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to PLTR until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of PLTR.
Market Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. There may be times when the market price and the NAV of the Fund’s shares vary significantly, such as during periods of volatility in the price of PLTR. Further, disruptions in the Fund’s to creation and redemption process, including during periods of significant volatility in the price of PLTR, may result in market prices of the Fund that differ significantly from NAV. In times of severe market disruption or during after-hours trading, the bid-ask spread often increases significantly. This means that shares may trade at a discount to the value of the Fund’s holdings, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares.
Early Close Late Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on PLTR shares. A halt in trading of PLTR is expected to result in a halt in the trading of the Fund’s shares. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Tax Risk — In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxation” in the Statement of Additional Information for more information.
New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●New Fund Risk — The Fund recently commenced operations, has a limited operating history, and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size, that an active trading market for the Fund’s shares will develop or be maintained, or that the Fund’s shares’ listing will continue unchanged.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.